Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Derivatives
Derivative financial instruments
Derivative financial instruments at fair value	$ 20,790	$ (66,028)
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	31,170	1,540
Interest rate caps
Derivative financial instruments
Derivative financial instruments at fair value	157	565
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value	$ (10,537)	$ (68,133)